3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100

8 June 2022

Tricon Residential 2022-SFR2 Trust
c/o Tricon American Homes
260 California St., Suite 803
San Francisco, California 94111

RE: Tricon Residential 2022-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-2 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.  How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.
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6. Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
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d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 338 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.   Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: _/s/ Jim Duggan__________________
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
40610149	9345 Copper Villa Court	APPARENT NON-HOA PROPERTY
40610235	5235 Los Pinos Street	APPARENT NON-HOA PROPERTY
40610263	1848 Snowfire Avenue	APPARENT NON-HOA PROPERTY
40810212	2209 Shady Pine Drive	APPARENT NON-HOA PROPERTY
40910019	1600 Bob Drive	APPARENT NON-HOA PROPERTY
40910077	268 Ariel Lane	APPARENT NON-HOA PROPERTY
40910080	617 Chickadee Drive	APPARENT NON-HOA PROPERTY
40910084	2848 Saint Johns Avenue	APPARENT NON-HOA PROPERTY
40910091	216 Maplecrest Drive	APPARENT NON-HOA PROPERTY
40910144	1237 Chase Lane	APPARENT NON-HOA PROPERTY
40910148	3600 Meadowtrail Lane	APPARENT NON-HOA PROPERTY
40910150	6709 Bison Trail	APPARENT NON-HOA PROPERTY
40910159	9901 Sparrow Hawk Lane	APPARENT NON-HOA PROPERTY
40910202	5020 Valley Village Drive	APPARENT NON-HOA PROPERTY
40910208	100 Adams Drive	APPARENT NON-HOA PROPERTY
40910226	9029 Curacao Drive	APPARENT NON-HOA PROPERTY
40910227	312 Jennie Marie Circle	APPARENT NON-HOA PROPERTY
40910231	709 Morgan Drive	APPARENT NON-HOA PROPERTY
40910245	1112 Little John Drive	APPARENT NON-HOA PROPERTY
40910247	2905 Stockton Street	APPARENT NON-HOA PROPERTY
40910250	2524 Wakecrest Drive	APPARENT NON-HOA PROPERTY
40910258	511 Katie Court	APPARENT NON-HOA PROPERTY
40910285	909 Marist Drive	APPARENT NON-HOA PROPERTY
40910293	1326 Foster Street	APPARENT NON-HOA PROPERTY
40910297	248 Calvert Street	APPARENT NON-HOA PROPERTY
40910301	605 W Grove Circle	APPARENT NON-HOA PROPERTY
40910310	837 Globe Avenue	APPARENT NON-HOA PROPERTY
40910311	1441 Pine Lane	APPARENT NON-HOA PROPERTY
40910323	401 Sterling Drive	APPARENT NON-HOA PROPERTY
40910334	245 Bower Ridge Drive	APPARENT NON-HOA PROPERTY
40910371	1625 Meadowlark Lane	APPARENT NON-HOA PROPERTY
40910387	5004 Saddlehorn Drive	APPARENT NON-HOA PROPERTY
40910390	346 Dakota Drive	APPARENT NON-HOA PROPERTY
40910391	7265 Wild Wing Drive	APPARENT NON-HOA PROPERTY
40910392	1110 Wayne Avenue	APPARENT NON-HOA PROPERTY
40910403	3501 Kimberly Lane	APPARENT NON-HOA PROPERTY
40910412	1206 Gray Dawn Drive	APPARENT NON-HOA PROPERTY
40910422	1214 Bayberry Way	APPARENT NON-HOA PROPERTY
40910434	116 Branding Iron Drive	APPARENT NON-HOA PROPERTY
40910435	1630 Emily Lane	APPARENT NON-HOA PROPERTY
40910455	3912 Parkhaven Drive	APPARENT NON-HOA PROPERTY

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40910460	624 Nora Lane	APPARENT NON-HOA PROPERTY
40910466	6105 Maple Leaf Drive	APPARENT NON-HOA PROPERTY
40910472	814 Ponselle Drive	APPARENT NON-HOA PROPERTY
40910497	2301 Woodmont Trail	APPARENT NON-HOA PROPERTY
41110070	29 Smokewood Drive	APPARENT NON-HOA PROPERTY
41210314	4140 W Pershing Avenue	APPARENT NON-HOA PROPERTY
41210476	10223 W Georgia Avenue	APPARENT NON-HOA PROPERTY
41510148	5101 Stone Park Drive	APPARENT NON-HOA PROPERTY
41510168	11312 Kempsford Drive	APPARENT NON-HOA PROPERTY
41510170	2442 Summer Meadow Court	APPARENT NON-HOA PROPERTY
41510195	730 Foxborough Road	APPARENT NON-HOA PROPERTY
41510203	2742 Rustic Ridge Ct	APPARENT NON-HOA PROPERTY
41510237	3021 Christian Scott Lane	APPARENT NON-HOA PROPERTY
41510245	4128 Red Shed Lane	APPARENT NON-HOA PROPERTY
41510260	3045 Fountainview Avenue	APPARENT NON-HOA PROPERTY
41510282	137 Deercroft Drive	APPARENT NON-HOA PROPERTY
41510290	937 Star Mill Road	APPARENT NON-HOA PROPERTY
41510305	254 Lagoda Drive	APPARENT NON-HOA PROPERTY
41510312	108 McClendon Court	APPARENT NON-HOA PROPERTY
41510351	11106 Pinetta Lane	APPARENT NON-HOA PROPERTY
41510362	1234 Glory Court	APPARENT NON-HOA PROPERTY
41510363	5015 Sam Rhyne Court	APPARENT NON-HOA PROPERTY
41510368	3342 Prescott Place NW	APPARENT NON-HOA PROPERTY
41510373	2168 Mallard Pointe Drive	APPARENT NON-HOA PROPERTY
41510376	1229 Grace Court	APPARENT NON-HOA PROPERTY
41510378	5144 Wheat Drive SW	APPARENT NON-HOA PROPERTY
41510379	30 Hawthorne Street SW	APPARENT NON-HOA PROPERTY
41510386	106 Landrum Lane	APPARENT NON-HOA PROPERTY
41510395	3512 Cedar Springs Drive SW	APPARENT NON-HOA PROPERTY
41510398	1221 Grace Court	APPARENT NON-HOA PROPERTY
41510418	5233 Kyliglen Lane	APPARENT NON-HOA PROPERTY
41510432	6805 Bodgit Lane	APPARENT NON-HOA PROPERTY
41510461	5225 Kiev Drive	APPARENT NON-HOA PROPERTY
41510479	1629 Trotters Ridge Road	APPARENT NON-HOA PROPERTY
41510481	5505 Katherine Court	APPARENT NON-HOA PROPERTY
41510496	6910 Vernon Wood Lane	APPARENT NON-HOA PROPERTY
41510500	9918 Travis Floyd Lane	APPARENT NON-HOA PROPERTY
41510523	2744 Fairstone Avenue	APPARENT NON-HOA PROPERTY
41510541	118 Simpson Road	APPARENT NON-HOA PROPERTY
41510571	1909 Nigel Court	APPARENT NON-HOA PROPERTY
41510584	7205 Pinfeather Circle	APPARENT NON-HOA PROPERTY
41710182	6681 Freeport Drive	APPARENT NON-HOA PROPERTY
41710226	20336 Peachland Boulevard	APPARENT NON-HOA PROPERTY

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41710231	5142 Winterville Road	APPARENT NON-HOA PROPERTY
41710268	23469 Rocket Avenue	APPARENT NON-HOA PROPERTY
41710329	911 Mook Street	APPARENT NON-HOA PROPERTY
41710375	1189 Desmond Avenue	APPARENT NON-HOA PROPERTY
41710384	21306 Cottonwood Avenue	APPARENT NON-HOA PROPERTY
41710391	13561 Linden Drive	APPARENT NON-HOA PROPERTY
41710392	13079 Spencer Court	APPARENT NON-HOA PROPERTY
41710395	20111 Ventura Avenue	APPARENT NON-HOA PROPERTY
41710396	1230 W Mizell Street	APPARENT NON-HOA PROPERTY
41710425	4003 Augustine Road	APPARENT NON-HOA PROPERTY
41710426	8397 Coral Street	APPARENT NON-HOA PROPERTY
41710453	8083 Rhanbuoy Road	APPARENT NON-HOA PROPERTY
41710462	488 Northview Street	APPARENT NON-HOA PROPERTY
41710487	5240 Alibi Terrace	APPARENT NON-HOA PROPERTY
41710490	9241 Sanborn Street	APPARENT NON-HOA PROPERTY
41710499	22404 Cheryl Avenue	APPARENT NON-HOA PROPERTY
41710518	4170 Grobe Street	APPARENT NON-HOA PROPERTY
41710524	8234 Spanish Oak Drive	APPARENT NON-HOA PROPERTY
41710561	2720 S Palmeden Drive	APPARENT NON-HOA PROPERTY
41800005	5903 Brookside Drive SE	APPARENT NON-HOA PROPERTY
41810002	131 Carl Barrett Drive	APPARENT NON-HOA PROPERTY
41810059	184 Regency Park Drive	APPARENT NON-HOA PROPERTY
41810082	421 Ivy Crest Drive	APPARENT NON-HOA PROPERTY
41810093	566 Pin Oak Drive	APPARENT NON-HOA PROPERTY
41810116	1055 Ivy Brooke Drive	APPARENT NON-HOA PROPERTY
41810122	135 Bethany Manor Drive	APPARENT NON-HOA PROPERTY
41810123	16 Windrush Drive	APPARENT NON-HOA PROPERTY
41810172	205 Bucks Trail	APPARENT NON-HOA PROPERTY
41810195	94 Jackson Farms Drive	APPARENT NON-HOA PROPERTY
41810196	141 Fairfax Drive	APPARENT NON-HOA PROPERTY
41810197	10 Singletree Ridge SW	APPARENT NON-HOA PROPERTY
41810208	65 Thorn Thicket Court	APPARENT NON-HOA PROPERTY
41810262	11 Briar Chase Court	APPARENT NON-HOA PROPERTY
41810356	61 Kyles Circle	APPARENT NON-HOA PROPERTY
41810375	819 Plumbridge Court	APPARENT NON-HOA PROPERTY
41810408	4529 Sawnee Trail NW	APPARENT NON-HOA PROPERTY
41810409	5852 Belmont Ridge Circle	APPARENT NON-HOA PROPERTY
41810415	2144 Shadygrove Walk	APPARENT NON-HOA PROPERTY
41810420	402 Chippewa Drive SE	APPARENT NON-HOA PROPERTY
41810423	3303 Homeward Trail	APPARENT NON-HOA PROPERTY
41810427	20 Walnut Creek Lane	APPARENT NON-HOA PROPERTY
41810444	940 Harbins View Drive	APPARENT NON-HOA PROPERTY
41810445	278 Patriot Drive	APPARENT NON-HOA PROPERTY

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41810461	6879 Biscayne Boulevard	APPARENT NON-HOA PROPERTY
41810468	2384 Tolliver Hills Lane	APPARENT NON-HOA PROPERTY
41810473	7741 Melanie Drive	APPARENT NON-HOA PROPERTY
41810483	460 Thorn Thicket Drive	APPARENT NON-HOA PROPERTY
41810488	46 Benjamin Drive	APPARENT NON-HOA PROPERTY
41810490	130 Hunters Ridge Drive	APPARENT NON-HOA PROPERTY
41810492	4471 To Lani Cove	APPARENT NON-HOA PROPERTY
41810504	7 Adair Cove	APPARENT NON-HOA PROPERTY
41810510	391 Tanner Farm Drive	APPARENT NON-HOA PROPERTY
41810517	1290 Walnut Drive	APPARENT NON-HOA PROPERTY
41810519	280 Commerce Drive	APPARENT NON-HOA PROPERTY
41810527	368 Timothy Drive	APPARENT NON-HOA PROPERTY
41810529	7701 Bremont Court	APPARENT NON-HOA PROPERTY
41810535	10403 Ivygate Terrace	APPARENT NON-HOA PROPERTY
41810541	410 Southern Trace Crossing	APPARENT NON-HOA PROPERTY
41810542	745 Remington Circle	APPARENT NON-HOA PROPERTY
41810546	598 Embassy Walk	APPARENT NON-HOA PROPERTY
41810550	4363 Port Lane	APPARENT NON-HOA PROPERTY
41810551	25 Forest Court	APPARENT NON-HOA PROPERTY
41810564	39 Dane Lane	APPARENT NON-HOA PROPERTY
41810566	6251 Nellie Branch SE	APPARENT NON-HOA PROPERTY
41810569	7974 Tower Drive	APPARENT NON-HOA PROPERTY
41810577	160 Thorn Thicket Way	APPARENT NON-HOA PROPERTY
41810578	8852 Camp Ridge Court	APPARENT NON-HOA PROPERTY
41810591	95 Ascott Trace	APPARENT NON-HOA PROPERTY
41810592	22 Westport Place	APPARENT NON-HOA PROPERTY
41810593	15 Riverbrooke Trail	APPARENT NON-HOA PROPERTY
41810594	334 Hampton Oaks Circle	APPARENT NON-HOA PROPERTY
41810595	170 Pine Needle Trail	APPARENT NON-HOA PROPERTY
41810600	600 Jill Court	APPARENT NON-HOA PROPERTY
41810601	2 Bo Crossing	APPARENT NON-HOA PROPERTY
41810604	106 Bethany Manor Drive	APPARENT NON-HOA PROPERTY
41810612	115 Harvey Wood Drive	APPARENT NON-HOA PROPERTY
41810615	68 Melleray Court	APPARENT NON-HOA PROPERTY
41810625	232 Bethany Manor Court	APPARENT NON-HOA PROPERTY
41810626	430 Pebble Boulevard	APPARENT NON-HOA PROPERTY
41810627	185 Jackson Farms Drive	APPARENT NON-HOA PROPERTY
41810630	352 Elk Drive	APPARENT NON-HOA PROPERTY
41810635	228 Logan Creek Lane	APPARENT NON-HOA PROPERTY
41810638	7485 Ferrara Drive	APPARENT NON-HOA PROPERTY
41810639	475 Rebekah Drive	APPARENT NON-HOA PROPERTY
41810641	5151 Station Circle	APPARENT NON-HOA PROPERTY
41810642	1604 Bismarck Circle	APPARENT NON-HOA PROPERTY

Page | 9

41810644	2022 Trent Valley Court	APPARENT NON-HOA PROPERTY
41810649	208 Ravenwood Court	APPARENT NON-HOA PROPERTY
41810651	115 Michael Court	APPARENT NON-HOA PROPERTY
41810654	40 Windy Court	APPARENT NON-HOA PROPERTY
41810655	98 Pin Oak Court	APPARENT NON-HOA PROPERTY
41810664	1410 Ericas Pointe Drive	APPARENT NON-HOA PROPERTY
41810666	103 Cole Crossing	APPARENT NON-HOA PROPERTY
41810670	17 Grove Place	APPARENT NON-HOA PROPERTY
41810672	3615 Brittany Oak Trace	APPARENT NON-HOA PROPERTY
41810676	35 Shenandoah Point	APPARENT NON-HOA PROPERTY
41810677	4437 Whitt Mill Road NW	APPARENT NON-HOA PROPERTY
41810681	802 Plantation Court	APPARENT NON-HOA PROPERTY
41810683	3510 Cameo Court	APPARENT NON-HOA PROPERTY
41810688	52 Woodwind Drive	APPARENT NON-HOA PROPERTY
41810689	412 Remington Court	APPARENT NON-HOA PROPERTY
41810690	119 Ashford Drive	APPARENT NON-HOA PROPERTY
41810694	947 Chase Trail	APPARENT NON-HOA PROPERTY
41810698	99 Brushy Mountain Way	APPARENT NON-HOA PROPERTY
41810699	207 Oak Grove Drive	APPARENT NON-HOA PROPERTY
41810706	3770 Brightwater Drive	APPARENT NON-HOA PROPERTY
41810708	4072 Angels Drive	APPARENT NON-HOA PROPERTY
41810709	220 Chestnut Drive	APPARENT NON-HOA PROPERTY
41810711	119 Creekwood Drive	APPARENT NON-HOA PROPERTY
41810713	1766 Miller Springs Drive	APPARENT NON-HOA PROPERTY
41810715	7029 New Dale Road	APPARENT NON-HOA PROPERTY
41810721	104 Brookside Drive	APPARENT NON-HOA PROPERTY
41810723	1438 Steam Engine Way NE	APPARENT NON-HOA PROPERTY
41810725	295 Wisteria Boulevard	APPARENT NON-HOA PROPERTY
41810731	103 Dumaine Street	APPARENT NON-HOA PROPERTY
41810732	1610 Brushcreek Drive	APPARENT NON-HOA PROPERTY
41810738	893 Dustin Court	APPARENT NON-HOA PROPERTY
41810739	320 Arthurs Lane	APPARENT NON-HOA PROPERTY
41810746	151 Mayweather Drive	APPARENT NON-HOA PROPERTY
41810751	224 Stone Creek Drive	APPARENT NON-HOA PROPERTY
41810752	660 Palmer Court	APPARENT NON-HOA PROPERTY
41810753	1039 Octavia Court	APPARENT NON-HOA PROPERTY
41810756	4341 Glen Heights Way	APPARENT NON-HOA PROPERTY
41810761	110 Caseys Ridge Road	APPARENT NON-HOA PROPERTY
41810769	1417 Langdon Park Court	APPARENT NON-HOA PROPERTY
41810773	300 Nims Drive	APPARENT NON-HOA PROPERTY
41810778	125 Magazine Street	APPARENT NON-HOA PROPERTY
41810780	1681 NE Riverchase Circle	APPARENT NON-HOA PROPERTY
41810788	330 Tambec Trace	APPARENT NON-HOA PROPERTY

Page | 10

41810794	404 Deer Run Lane	APPARENT NON-HOA PROPERTY
41810799	1010 Preserve Lane	APPARENT NON-HOA PROPERTY
41810802	699 Creek Stone Drive	APPARENT NON-HOA PROPERTY
41810803	770 Samuel Court	APPARENT NON-HOA PROPERTY
41810806	2233 Wagon Wheel Trail	APPARENT NON-HOA PROPERTY
41810807	775 Samuel Court	APPARENT NON-HOA PROPERTY
41810808	20 Heatherstone Way	APPARENT NON-HOA PROPERTY
41810810	1225 Persimmon Place Drive	APPARENT NON-HOA PROPERTY
41810812	1664 Callaway Loop	APPARENT NON-HOA PROPERTY
41810814	1012 Preserve Lane	APPARENT NON-HOA PROPERTY
41810815	1904 Kirkland Avenue	APPARENT NON-HOA PROPERTY
41810816	50 Aiken Way	APPARENT NON-HOA PROPERTY
41810817	1528 Cardinal Lane	APPARENT NON-HOA PROPERTY
41810819	507 Embassy Walk	APPARENT NON-HOA PROPERTY
41810823	1608 Queens Drive	APPARENT NON-HOA PROPERTY
41810837	3756 Sandy Shoals Lane	APPARENT NON-HOA PROPERTY
41810844	2233 Avalon Trace	APPARENT NON-HOA PROPERTY
41810845	311 Chesapeake Way	APPARENT NON-HOA PROPERTY
41810850	3426 Rapids Way	APPARENT NON-HOA PROPERTY
41810853	444 Villa Rosa Way	APPARENT NON-HOA PROPERTY
41810857	586 Jake Trail	APPARENT NON-HOA PROPERTY
41810861	74 Walnut Creek Court	APPARENT NON-HOA PROPERTY
41810875	2009 Tiffany Court	APPARENT NON-HOA PROPERTY
41810879	270 Chestnut Drive	APPARENT NON-HOA PROPERTY
41810886	855 Plumbridge Court	APPARENT NON-HOA PROPERTY
41810898	203 Coldsprings Court	APPARENT NON-HOA PROPERTY
41910118	3714 Bonn Boulevard	APPARENT NON-HOA PROPERTY
41910200	4683 Bayview Drive	APPARENT NON-HOA PROPERTY
41910233	625 Eastpointe Drive	APPARENT NON-HOA PROPERTY
41910240	1401 Thomas Drive	APPARENT NON-HOA PROPERTY
41910263	614 Eastpointe Drive	APPARENT NON-HOA PROPERTY
42210110	12178 Rochford Lane	APPARENT NON-HOA PROPERTY
42210138	5460 RUNNING CREEK LN	APPARENT NON-HOA PROPERTY
42210179	754 Libra Street	APPARENT NON-HOA PROPERTY
42210202	9736 Villiers Drive S	APPARENT NON-HOA PROPERTY
42210222	9 Point Place	APPARENT NON-HOA PROPERTY
42210226	24 Royal Palm Lane	APPARENT NON-HOA PROPERTY
42210266	73 Bruce Lane	APPARENT NON-HOA PROPERTY
42210283	13 Slocum Path	APPARENT NON-HOA PROPERTY
42210287	10672 Parliament Place	APPARENT NON-HOA PROPERTY
42210290	15 Pine Hill Lane	APPARENT NON-HOA PROPERTY
42210306	1689 Ashwood Circle	APPARENT NON-HOA PROPERTY
42510075	645 Park Glen Drive	APPARENT NON-HOA PROPERTY

Page | 11

42510150	2305 Cutler Court	APPARENT NON-HOA PROPERTY
42510160	3235 Crystal Creek Boulevard	APPARENT NON-HOA PROPERTY
42510196	1010 Belvedere Drive	APPARENT NON-HOA PROPERTY
42510200	1001 Monterey Drive	APPARENT NON-HOA PROPERTY
42510215	125 Reel Court	APPARENT NON-HOA PROPERTY
42510216	2920 Malcolm Drive	APPARENT NON-HOA PROPERTY
42510236	2941 Grayton Street	APPARENT NON-HOA PROPERTY
42510248	461 Taylorville Street	APPARENT NON-HOA PROPERTY
42510256	2990 Galaxy Street	APPARENT NON-HOA PROPERTY
42510262	1450 Freeport Drive	APPARENT NON-HOA PROPERTY
42510267	5044 Pine Needle Drive	APPARENT NON-HOA PROPERTY
42510268	2550 Mill Run Boulevard	APPARENT NON-HOA PROPERTY
42510285	5136 Pine Needle Drive	APPARENT NON-HOA PROPERTY
42510307	981 Yellowbird Avenue	APPARENT NON-HOA PROPERTY
42510308	448 E Warner Street	APPARENT NON-HOA PROPERTY
42510309	3222 Crestwood Forest Drive	APPARENT NON-HOA PROPERTY
42510311	823 Balsamwood Lane	APPARENT NON-HOA PROPERTY
42510313	1355 Walton Avenue	APPARENT NON-HOA PROPERTY
42510316	3071 Norvell Court	APPARENT NON-HOA PROPERTY
42510320	1599 Bonview Avenue	APPARENT NON-HOA PROPERTY
42510333	3321 Buttonwood Avenue	APPARENT NON-HOA PROPERTY
42510351	808 Coleman Avenue	APPARENT NON-HOA PROPERTY
42510352	1045 Fountainhead Drive	APPARENT NON-HOA PROPERTY
42510353	508 Cloudcroft Drive	APPARENT NON-HOA PROPERTY
42510366	1821 Oakgrove Avenue	APPARENT NON-HOA PROPERTY
42510377	4446 White Oak Circle	APPARENT NON-HOA PROPERTY
42610024	158 Parkers Pointe Drive	APPARENT NON-HOA PROPERTY
42610059	1413 Amber Acres Lane	APPARENT NON-HOA PROPERTY
42610060	6028 Antigua Run	APPARENT NON-HOA PROPERTY
42610066	103 Pear Tree Lane	APPARENT NON-HOA PROPERTY
42610077	7 Singletree Court	APPARENT NON-HOA PROPERTY
42610100	6316 Jones Farm Road	APPARENT NON-HOA PROPERTY
42610106	292 Cambridge Drive	APPARENT NON-HOA PROPERTY
42610125	117 Cambridge Drive	APPARENT NON-HOA PROPERTY
42610150	282 Oxfordshire Drive	APPARENT NON-HOA PROPERTY
42610189	4113 Laurel Glen Drive	APPARENT NON-HOA PROPERTY
42710032	516 Acorn Way	APPARENT NON-HOA PROPERTY
42710075	2616 Apostle Lane	APPARENT NON-HOA PROPERTY
42710100	1008 Azalea Court S	APPARENT NON-HOA PROPERTY
42710164	4029 Margo Circle	APPARENT NON-HOA PROPERTY
42710196	2912 Riverbend Drive	APPARENT NON-HOA PROPERTY
42710216	1209 Carrington Place	APPARENT NON-HOA PROPERTY
42710243	5022 Nina Marie Avenue	APPARENT NON-HOA PROPERTY

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42710248	703 Maple Court	APPARENT NON-HOA PROPERTY
42710257	736 Woodland Hills Drive	APPARENT NON-HOA PROPERTY
42710267	767 Autumn Ridge Lane	APPARENT NON-HOA PROPERTY
42710288	1325 Allison Court	APPARENT NON-HOA PROPERTY
42710302	713 Crescent Road	APPARENT NON-HOA PROPERTY
42710304	1010 Neeleys Bend	APPARENT NON-HOA PROPERTY
42800018	6 Wimbledon Lane	APPARENT NON-HOA PROPERTY
42810016	2116 Lauren Woods Drive	APPARENT NON-HOA PROPERTY
42810042	355 Northoaks Drive	APPARENT NON-HOA PROPERTY
42810051	180 Huron Court	APPARENT NON-HOA PROPERTY
42810075	101 Camburn Court	APPARENT NON-HOA PROPERTY
42810086	5200 Queensway Road	APPARENT NON-HOA PROPERTY
42810101	2025 Hogan Point Drive	APPARENT NON-HOA PROPERTY
42810146	21 Emily Court	APPARENT NON-HOA PROPERTY
42810150	597 Porter Lane	APPARENT NON-HOA PROPERTY
42810156	2675 Chatfield Drive	APPARENT NON-HOA PROPERTY
42810161	3600 Amos Drive	APPARENT NON-HOA PROPERTY
42810180	1754 Castle Peak Drive	APPARENT NON-HOA PROPERTY
42810213	512 Menlo Park Road	APPARENT NON-HOA PROPERTY
42810221	4002 Edison Park Road	APPARENT NON-HOA PROPERTY
43010024	1026 Quail Valley Drive	APPARENT NON-HOA PROPERTY
43010031	931 Whispering Hollow Drive	APPARENT NON-HOA PROPERTY
43010039	228 Fall Creek Drive	APPARENT NON-HOA PROPERTY
43110016	203 Galena Lane	APPARENT NON-HOA PROPERTY
43110027	325 Hampton Ridge Drive	APPARENT NON-HOA PROPERTY
43110029	16 Calalla Court	APPARENT NON-HOA PROPERTY
43110044	149 Maximus Drive	APPARENT NON-HOA PROPERTY
43110059	228 Winding Creek Way	APPARENT NON-HOA PROPERTY
43110064	875 Wild Orchard Lane	APPARENT NON-HOA PROPERTY
43110066	252 Ashley Danielle Drive	APPARENT NON-HOA PROPERTY
43110069	296 Waxberry Court	APPARENT NON-HOA PROPERTY
43110071	206 Falling Spring Court	APPARENT NON-HOA PROPERTY
43110074	10 Torchwood Court	APPARENT NON-HOA PROPERTY
43110082	603 Nettie Drive	APPARENT NON-HOA PROPERTY
43110091	41 Jones Creek Circle	APPARENT NON-HOA PROPERTY
43110115	402 Hampton Ridge Drive	APPARENT NON-HOA PROPERTY
43110117	228 Creekside Way	APPARENT NON-HOA PROPERTY
43110132	178 Old Timber Road	APPARENT NON-HOA PROPERTY
43110141	456 Blairwood Court	APPARENT NON-HOA PROPERTY

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